Prepayments and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	September 30,
	2020	2021
Deductible VAT input	943,577	727,319
Prepayment to vendors	83,792	184,535
Interest receivable	14,046	101,594
Deposits	45,891	69,511
Receivables from JAC	121,012	58,150
Receivables from third party online payment service providers	69,009	49,321
Other receivables	145,076	141,910
Total	1,422,403	1,332,340